Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2017
Fair Value Measurements [Abstract]
Summary of fair value measurement
	As of June 30, 2017
	Unaudited
	Level 1	Level 2	Level 3	Total
Assets:
Marketable securities	-	$63,612	-	$63,612
Foreign currency derivative contracts	-	88	-	88
Total financial assets	-	$63,700	-	$63,700

Liabilities:
Payment obligation related to acquisition	-	-	$1,151	$1,151
Total liabilities	-	-	$1,151	$1,151

	As of December 31, 2016
	Level 1	Level 2	Level 3	Total
Assets:
Marketable securities	-	$38,224	-	$38,224
Foreign currency derivative contracts	-	3	-	3
Total financial assets	-	$38,227	-	$38,227

Liabilities:
Payment obligation related to acquisition	-	-	$1,070	$1,070
Total liabilities	-	-	$1,070	$1,070

Schedule of fair value measurements within level 3
Total fair value as of January 1, 2017	$1,070
Accretion of payments obligation	81

Total fair value as of June 30, 2017 (Unaudited)	$1,151